UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLP

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Todd B. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Todd B. Martin                 Elkhart , IN                       5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      184,538
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
AMERICAN EXPRESS CO.       COM            025816109      717    17,375          SOLE                   17,375      0       0
BERKSHIRE HATHAWAY - B     COM            084670702   11,433   140,675          SOLE                  139,000      0   1,675
BROWN & BROWN, INC.        COM            115236101   39,529 2,205,873          SOLE                2,067,418      0 138,455
CITIGROUP, INC.            COM            172967101       69    17,000     CALL                             0      0       0
EMMIS COMM.CL A            COM            291525103    2,891 2,535,725          SOLE                2,059,773      0 475,952
GANNETT CO INC             COM            364730101   18,761 1,135,657          SOLE                1,120,312      0  15,345
GARMIN LTD.                ORD            G37260109    8,043   208,196          SOLE                  202,831      0   5,365
GARMIN LTD.                COM            G37260109    4,562   118,100     PUT  SOLE                  118,100      0       0
GENERAL ELECTRIC CO.       COM            369604103      749    41,175          SOLE                   41,175      0       0
HEWLETT PACKARD CO.        COM            428236103      213     4,000          SOLE                    4,000      0       0
INTEL CORP.                COM            458140100      551    24,700          SOLE                   24,700      0       0
JOHNSON & JOHNSON          COM            478160104      609     9,345          SOLE                    9,245      0     100
LAMAR ADV.                 COM            512815101   11,161   324,920          SOLE                  320,955      0   3,965
LOWE'S COS, INC.           COM            548661107   24,626 1,015,910          SOLE                  925,200      0  90,710
MCDONALD'S CORP.           COM            580135101      334     5,000          SOLE                    5,000      0       0
McGRAW-HILL COS.           COM            580645109      249     6,975          SOLE                    6,975      0       0
MERCK & CO.                COM            58933Y105      299     8,000          SOLE                    8,000      0       0
MICROSOFT CORP.            COM            594918104      790    26,990          SOLE                   26,880      0     110
MOHAWK INDUSTRIES, INC.    COM            608190104    2,256    41,495          SOLE                    9,970      0  31,525
PATTERSON COS. INC.        COM            703395103      292     9,400          SOLE                    8,850      0     550
PEPSICO, INC.              COM            713448108      648     9,800          SOLE                    9,800      0       0
POOL CORP.                 COM            73278L105      928    40,995          SOLE                   40,995      0       0
POWERSHARES DB INDEX (UUP) COM            73936D107      428    18,000     CALL                             0      0       0
PROGRESSIVE CORP.          COM            743315103   10,290   539,028          SOLE                  462,283      0  76,745
STRYKER CORPORATION        COM            863667101   19,360   338,349          SOLE                  334,937      0   3,412
TORCHMARK CORP.            COM            891027104      658    12,306          SOLE                   12,151      0     155
U.S. BANCORP               COM            902973304    1,326    51,225          SOLE                   50,935      0     290
UNITED HEALTH GROUP INC.   COM            91324P102      895    27,400          SOLE                   27,400      0       0
WAL MART STORES            COM            931142103    1,861    33,470          SOLE                    6,070      0  27,400
WALGREEN CO.               COM            931422109    7,029   189,518          SOLE                  188,023      0   1,495
WALT DISNEY CO.            COM            254687106      370    10,600          SOLE                   10,600      0       0
WASHINGTON POST (CL B)     COM            939640108   12,370    27,848          SOLE                   27,547      0     301
WELLS FARGO & CO           COM            949746101      241     7,750          SOLE                    7,750      0       0
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